Advance Operating Lease Payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Advance Operating Lease Payments
19	ADVANCE OPERATING LEASE PAYMENTS

December 31, 2018
RMB
Land use rights	58,858
Advance lease payments	19,382

78,240

Advance operating lease payments were amorti
z
ed over the related lease terms using the straight-line method. “Advance operating lease payments” were reclassified as
“Right-of-use
 assets” upon initial adoption of IFRS 16 at January 1, 2019 (see Note 3 (aa)).